Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) Segment	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment	3
Revenue	$ 782,524	$ 593,036	$ 303,922
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities	90,931	73,850	51,900
Revenue	63,686	42,462
Refund paid to customers	7,509	5,171
Customer Loyalty Programs, Franchisee Fees and Advance Received From GDS Provider [Member]
Revenue [Line Items]
Revenue	920	1,177
Refund paid to customers	0	0
Deferred income reclassified as contract liabilities	$ 2,027	$ 1,519	$ 1,338